Consolidated and Combined Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net earnings	$ 59.1	$ 104.3	$ 57.4
Adjustments to reconcile net earnings to net cash provided by operating activities:
Impairment charges	0.0	0.0	1.7
Depreciation and amortization	43.3	41.7	40.7
Provision for doubtful accounts receivable	3.1	0.5	1.4
Share-based compensation	2.5	1.6	2.1
Deferred income taxes	(5.9)	10.2	(12.9)
Changes in uncertain tax positions	0.9	0.3	(0.3)
Gain on investments and other assets - net	0.1	0.0	(9.0)
Net pension and other postretirement benefits plan income	(1.0)	0.0	0.0
Loss on pension settlement	0.0	0.0	95.7
Other	1.0	0.2	0.7
Changes in operating assets and liabilities - net of acquisitions:
Accounts receivable - net	(43.1)	(10.2)	3.9
Inventories	(1.9)	0.2	0.9
Prepaid expenses and other current assets	(7.4)	0.9	(1.1)
Accounts payable	42.3	5.1	(6.0)
Income taxes payable and receivable	(3.6)	(0.7)	1.5
Accrued liabilities and other	16.6	(33.2)	(51.4)
Net cash provided by operating activities	106.0	120.9	125.3
INVESTING ACTIVITIES
Capital expenditures	(26.2)	(27.1)	(28.8)
Acquisition of business, net of cash acquired	0.0	0.0	(6.0)
Proceeds from sales of other assets	0.0	0.0	5.3
Purchases of investments	(3.5)	(10.0)	0.0
Other investing activities	0.4	0.0	0.0
Net cash used in investing activities	(29.3)	(37.1)	(29.5)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	348.2	0.0	0.0
Payments on long-term debt	(50.0)	0.0	0.0
Net change in short-term debt	(8.8)	(24.0)	(12.8)
Debt issuance costs	(9.3)	0.0	0.0
Payments on note payable with an RR Donnelley affiliate	0.0	(14.8)	(14.7)
Net transfers to Parent and affiliates	(340.1)	(56.0)	(62.9)
Net cash used in financing activities	(60.0)	(94.8)	(90.4)
Effect of exchange rate on cash and cash equivalents	4.4	(2.5)	2.0
Net increase (decrease) in cash and cash equivalents	21.1	(13.5)	7.4
Cash and cash equivalents at beginning of year	15.1	28.6	21.2
Cash and cash equivalents at end of period	36.2	15.1	28.6
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs	300.0	0.0	0.0
Settlement of intercompany note payable	29.6	0.0	0.0
Accrued debt issuance costs	$ 1.5	$ 0.0	$ 0.0